PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 6,222	$ 5,309
Accumulated depreciation	4,937	4,481
Depreciated cost	1,285	828
Depreciation expense	456	251	199
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	91	79
Accumulated depreciation	17	12
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	6,011	5,110
Accumulated depreciation	4,826	4,393
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	120	120
Accumulated depreciation	$ 94	$ 76